UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21036

Name of Fund: BlackRock Municipal Bond Trust (BBK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2011

Date of reporting period: 05/31/2011

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2011 (Unaudited)	BlackRock Municipal Bond Trust (BBK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 3.4%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC):
6.00%, 6/01/34	$1,150	$1,229,752
6.00%, 6/01/39	450	478,643
Hoover City Board of Education, GO, Refunding, 4.25%, 2/15/40	3,750	3,318,337

		5,026,732

Arizona — 5.9%
Arizona Sports & Tourism Authority, RB, Multipurpose Stadium Facilities, Series A (NPFGC), 5.00%, 7/01/31	2,000	1,766,120
Arizona State University, RB, Series D, 5.50%, 7/01/26	200	218,196
Mohave County Unified School District No. 20 Kingman, GO, School Improvement Project of 2006, Series C (AGC), 5.00%, 7/01/26	200	211,286
Pima County IDA, Refunding IDRB, Tucson Electric Power, 5.75%, 9/01/29	900	904,473
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	1,500	1,355,325
5.00%, 12/01/37	2,065	1,817,468
San Luis Facility Development Corp., RB, Senior Lien, Regional Detention Center Project:
6.25%, 5/01/15	245	237,312
7.00%, 5/01/20	300	295,074
7.25%, 5/01/27	600	538,998
State of Arizona, COP, Department of Administration, Series A (AGM), 5.00%, 10/01/29	750	748,163
University Medical Center Corp. Arizona, RB, 6.50%, 7/01/39	500	508,120

		8,600,535

California — 15.2%
California County Tobacco Securitization Agency, RB, CAB, Stanislaus, Sub- Series C, 6.30%, 6/01/55 (a)	4,500	34,110
California HFA, RB, Home Mortgage, Series G, AMT, 5.05%, 2/01/29	2,285	2,034,336
California Health Facilities Financing Authority, Refunding RB, Sutter Health, Series B, 5.88%, 8/15/31	1,900	1,967,393

Municipal Bonds	Par (000)	Value

California (concluded)
Carlsbad Unified School District, GO, Election of 2006, Series B, 6.09%, 5/01/34 (b)	$1,000	$621,880
Dinuba Unified School District, GO, Election of 2006 (AGM):
5.63%, 8/01/31	250	266,040
5.75%, 8/01/33	500	534,180
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 7.46%, 8/01/34 (b)	1,650	844,784
Norwalk-La Mirada Unified School District California, GO, Refunding, CAB, Election of 2002, Series E (AGC), 6.47%, 8/01/34 (a)	8,000	1,270,240
Palomar Community College District, GO, CAB, Election of 2006, Series B:
6.09%, 8/01/30 (a)	1,500	422,580
6.37%, 8/01/39 (b)	2,000	784,260
San Diego Community College District California, GO, CAB, Election of 2002, 6.24%, 8/01/33 (b)	2,800	1,680,616
State of California, GO, Various Purpose:
5.75%, 4/01/31	2,000	2,142,920
6.00%, 3/01/33	2,050	2,230,010
6.50%, 4/01/33	1,950	2,176,297
5.50%, 3/01/40	2,350	2,410,489
State of California, GO, Refunding:
(CIFG), 4.50%, 8/01/28	500	473,595
Veterans, AMT, 5.05%, 12/01/36	1,000	915,680
Val Verde Unified School District California, Special Tax Bonds, Refunding, Junior Lien, 6.25%, 10/01/28	1,585	1,507,668

		22,317,078

Colorado — 2.6%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	1,070	1,155,268
Park Creek Metropolitan District, RB, Senior Limited Property Tax (AGM), 6.00%, 12/01/38	1,000	1,022,510
Sand Creek Metropolitan District, GO, Refunding, Limited Tax, Series B:
4.75%, 12/01/35	1,000	894,780

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds

BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2011	1

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Colorado (concluded)
Sand Creek Metropolitan District, GO, Refunding, Limited Tax, Series B (concluded):
5.00%, 12/01/40	$800	$695,920

		3,768,478

Delaware — 0.8%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	1,200	1,199,880

District Of Columbia — 6.0%
District of Columbia, Refunding RB, Friendship Public Charter School Inc. (ACA), 5.25%, 6/01/33	595	464,035
District of Columbia, Tax Allocation Bonds, Gallery Place Project (AGM), 5.40%, 7/01/31	6,000	6,040,440
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset- Backed, 6.75%, 5/15/40	2,500	2,301,525

		8,806,000

Florida — 6.3%
Miami Beach Health Facilities Authority, RB, Mount Sinai Medical Center of Florida, 6.75%, 11/15/21	1,180	1,208,308
Palm Beach County Housing Finance Authority, HRB, Indian Trace Apartments, Series A, AMT (AGM), 5.63%, 1/01/44	7,255	7,256,016
Stevens Plantation Community Development District, Special Assessment Bonds, Series A, 7.10%, 5/01/35	925	723,720

		9,188,044

Idaho — 1.3%
Idaho Health Facilities Authority, Refunding RB, Trinity Health Group, Series B, 6.25%, 12/01/33	1,750	1,891,103

Illinois — 10.1%
Illinois Finance Authority, RB:
MJH Education Assistance IV LLC, Sub-Series B, 5.38%, 6/01/35 (c)(d)	425	114,100
Navistar International, Recovery Zone, 6.50%, 10/15/40	1,285	1,316,559
Roosevelt University Project, 6.50%, 4/01/44	1,000	1,014,640
Rush University Medical Center, Series C, 6.63%, 11/01/39	650	676,923
Illinois Finance Authority, Refunding RB, Friendship Village Schaumburg, 5.63%, 2/15/37	210	163,229

Municipal Bonds	Par (000)	Value

Illinois (concluded)
Illinois Finance Authority, Refunding RB, Series A:
Lake Forest Hospital, 5.75%, 7/01/29	$4,000	$4,051,680
OSF Healthcare System, 6.00%, 5/15/39	1,040	1,037,161
Railsplitter Tobacco Settlement Authority, RB:
6.25%, 6/01/24	1,000	1,023,640
6.00%, 6/01/28	1,150	1,153,427
Village of Bolingbrook Illinois, GO, Refunding, Series B (NPFGC), 6.22%, 1/01/36 (a)	23,065	4,311,079

		14,862,438

Indiana — 1.9%
County of Monroe Indiana, Multifamily Housing Revenue Bond Pass-Through Certificates, RB, Series 1, Canterbury House Apartments, Mandatory Put Bonds, AMT, 5.90%, 12/01/34 (e)	1,815	1,823,585
Indiana Finance Authority, Refunding RB, Improvement, U.S. Steel Corp., 6.00%, 12/01/26	1,000	996,910

		2,820,495

Iowa — 1.6%
Iowa Higher Education Loan Authority, RB, Private College Facility, Buena Vista University Project, 5.00%, 4/01/31	875	870,581
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility:
5.75%, 9/01/30	500	498,795
6.00%, 9/01/39	1,000	978,590

		2,347,966

Kansas — 3.4%
Kansas Development Finance Authority, RB, University Kansas Tenant, Series O, 4.75%, 6/15/41	550	520,559
Wichita Airport Authority, RB, Special, Cessna Citation Service Center, Series A, AMT, 6.25%, 6/15/32	5,000	4,395,550

		4,916,109

Kentucky — 0.4%
Kentucky Economic Development Finance Authority, RB, Louisville Arena, Sub- Series A-1 (AGC), 6.00%, 12/01/38	500	513,490

Louisiana — 2.3%
Lafayette Consolidated Government, RB, 5.00%, 3/01/36 (f)	275	277,516

2	BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2011

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Louisiana (concluded)
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp, Series A-1, 6.50%, 11/01/35	$1,050	$1,075,683
Louisiana Public Facilities Authority, Refunding RB, Entergy Gulf States Louisiana, LLC Project, Series A, 5.00%, 9/01/28	2,000	2,018,900

		3,372,099

Maryland — 2.1%
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	500	486,315
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Doctor’s Community Hospital, 5.63%, 7/01/30	2,900	2,541,386

		3,027,701

Michigan — 2.4%
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 6.25%, 10/15/38	1,250	1,339,700
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	1,950	2,237,937

		3,577,637

Minnesota — 4.0%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	5,350	5,788,860

Mississippi — 3.6%
Mississippi Development Bank, RB, Hinds Community College District, CAB (AGM), 5.00%, 4/01/36	845	850,822
Mississippi Development Bank Special Obligation, RB, Jackson County Limited Tax Note (AGC), 5.50%, 7/01/32	1,750	1,824,060
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/36	2,500	2,593,325

		5,268,207

Montana — 1.8%
Montana Facility Finance Authority, Refunding RB, Sisters Leavenworth, Series A, 4.75%, 1/01/40	2,750	2,609,860

Multi-State — 7.9%
Centerline Equity Issuer Trust, 7.20%, 11/15/52 (g)(h)	10,500	11,550,210

Municipal Bonds	Par (000)	Value

Nebraska — 1.6%
Nebraska Investment Finance Authority, Refunding RB, Series A:
5.90%, 9/01/36	$1,200	$1,246,656
6.05%, 9/01/41	1,130	1,161,527

		2,408,183

Nevada — 1.2%
City of Las Vegas Nevada, Special Assessment Bonds, Summerlin Area, 5.65%, 6/01/23	1,315	1,120,985
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	575	572,292

		1,693,277

New Jersey — 13.9%
Middlesex County Improvement Authority, RB, Subordinate, Heldrich Center Hotel, Series B, 6.25%, 1/01/37 (c)(d)	915	90,356
New Jersey EDA, RB:
Cigarette Tax, 5.50%, 6/15/24	3,710	3,508,473
Cigarette Tax (Radian), 5.50%, 6/15/31	1,500	1,337,850
Continental Airlines Inc. Project, AMT, 7.20%, 11/15/30 (e)	3,000	3,001,680
New Jersey EDA, Refunding RB, First Mortgage, Winchester, Series A, 5.80%, 11/01/31	1,500	1,424,310
New Jersey EDA, Special Assessment Bonds, Refunding, Kapkowski Road Landfill Project, 6.50%, 4/01/28	7,500	7,603,575
New Jersey Educational Facilities Authority, Refunding RB:
College Of New Jersey, Series D (AGM), 5.00%, 7/01/35	1,000	1,008,260
University of Medicine & Dentistry, Series B, 7.13%, 12/01/23	630	726,226
University of Medicine & Dentistry, Series B, 7.50%, 12/01/32	800	898,040
New Jersey State Housing & Mortgage Finance Agency, RB, Series AA, 6.50%, 10/01/38	700	757,736

		20,356,506

New Mexico — 1.5%
Village of Los Ranchos de Albuquerque New Mexico, Refunding RB, Albuquerque Academy Project, 4.50%, 9/01/40	2,500	2,241,700

BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2011	3

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York — 6.7%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A, 7.00%, 5/01/35 (c)(d)	$455	$113,777
Hudson Yards Infrastructure Corp., RB, Series A, 5.00%, 2/15/47	1,000	893,200
New York City Housing Development Corp., RB, Series A, AMT, 5.50%, 11/01/34	3,000	3,004,080
New York City Industrial Development Agency, RB:
American Airlines Inc., JFK International Airport, AMT, 7.75%, 8/01/31 (e)	3,165	3,222,635
Queens Baseball Stadium, PILOT (AGC), 6.50%, 1/01/46	700	720,174
New York Liberty Development Corp., Refunding RB, Second Priority, Bank Of America Tower at One Bryant Park Project, 6.38%, 7/15/49	800	824,944
New York State Dormitory Authority, RB, Rochester Institute of Technology, Series A, 6.00%, 7/01/33	1,000	1,076,890

		9,855,700

North Carolina — 8.4%
City of Charlotte North Carolina, Refunding RB, Series A, 5.50%, 7/01/34	225	234,290
Gaston County Industrial Facilities & Pollution Control Financing Authority North Carolina, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	2,945	2,267,915
North Carolina Capital Facilities Finance Agency, RB, Duke Energy Carolinas, Series B, 4.38%, 10/01/31	2,475	2,323,951
North Carolina Medical Care Commission, RB:
Novant Health Obligation, 4.75%, 11/01/43	4,720	3,921,801
WakeMed, Series A (AGC), 5.88%, 10/01/38	1,000	1,025,560
North Carolina Medical Care Commission, Refunding RB:
Caromont Health (AGC), 4.50%, 2/15/30	750	708,907
Caromont Health (AGC), 4.63%, 2/15/35	1,000	930,860
University Health System, Series D, 6.25%, 12/01/33	800	861,904

		12,275,188

Ohio — 0.3%
County of Hancock Ohio, Refunding RB, Blanchard Valley Regional Health Center, 5.75%, 12/01/26	395	395,000

Municipal Bonds	Par (000)	Value

Oklahoma — 1.2%
Tulsa Airports Improvement Trust, RB, Series A, Mandatory Put Bonds, AMT, 7.75%, 6/01/35 (e)	$1,725	$1,769,919

Oregon — 1.8%
City of Portland Oregon, Multifamily Housing Revenue Bond Pass-Through Certificates, RB, Series 6, Pacific Tower Apartments, AMT, 6.05%, 11/01/34	510	511,566
Oregon Health & Science University, RB, Series A, 5.75%, 7/01/39	750	783,945
Oregon State Facilities Authority, Refunding RB, Limited College Project, Series A:
5.00%, 10/01/34	850	816,025
5.25%, 10/01/40	500	485,400

		2,596,936

Pennsylvania — 3.1%
Delaware River Port Authority, RB, Series D (AGM), 5.00%, 1/01/40	2,600	2,592,044
Pennsylvania Economic Development Financing Authority, RB, Aqua Pennsylvania Inc. Project, Series B, 4.50%, 12/01/42	2,000	1,875,320

		4,467,364

Puerto Rico — 1.8%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%, 8/01/37	2,000	2,016,920
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.75%, 8/01/41 (a)	5,000	691,850

		2,708,770

Rhode Island — 2.3%
Rhode Island Health & Educational Building Corp., RB, Hospital Financing, LifeSpan Obligation, Series A (AGC), 7.00%, 5/15/39	1,000	1,117,820
Rhode Island Housing & Mortgage Finance Corp., RB, Homeownership Opportunity, Series 54, AMT, 4.85%, 10/01/41	1,500	1,354,770
State of Rhode Island, COP, Series C, School for the Deaf (AGC), 5.38%, 4/01/28	900	948,411

		3,421,001

South Carolina — 0.9%
County of Florence South Carolina, RB, McLeod Regional Medical Center, Series A, 5.00%, 11/01/37	1,350	1,265,396

4	BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2011

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Tennessee — 0.2%
Memphis-Shelby County Sports Authority Inc., Refunding RB, Memphis Arena Project, Series A, 5.38%, 11/01/28	$275	$283,335

Texas — 15.6%
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B:
7.13%, 12/01/31	500	551,320
7.25%, 12/01/35	1,750	1,925,997
Harris County Housing Finance Corp., Multifamily Housing Revenue Bond Pass-Through Certificates, RB, Series 9, Copperwood Ranch Apartments, Mandatory Put Bonds, AMT, 5.95%, 11/01/35 (e)	2,400	2,421,984
Harris County-Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series G (NPFGC), 6.17%, 11/15/41 (a)	11,690	1,316,645
Love Field Airport Modernization Corp., RB, Southwest Airlines Co. Project, 5.25%, 11/01/40	2,500	2,245,125
Lower Colorado River Authority, Refunding RB (NPFGC), 5.00%, 5/15/13 (i)	15	16,291
Matagorda County Navigation District No. 1 Texas, Refunding RB, Central Power & Light Co. Project, Series A, 6.30%, 11/01/29	1,500	1,563,540
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	2,000	2,119,680
Texas State Turnpike Authority, RB (AMBAC):
CAB, 6.84%, 8/15/35 (a)	50,000	10,096,000
First Tier, Series A, 5.00%, 8/15/42	750	665,827

		22,922,409

Vermont — 1.1%
Vermont Educational & Health Buildings Financing Agency, RB, Hospital, Fletcher Allen Health, Series A, 4.75%, 12/01/36	2,000	1,680,180

Virginia — 0.5%
Henrico County EDA, RB, Bon Secours Health, Series B-1 (AGC), 4.50%, 11/01/42	860	758,830

Washington — 1.0%
Washington Health Care Facilities Authority, RB, MultiCare Health System, Series B (AGC), 6.00%, 8/15/39	1,400	1,462,888

Municipal Bonds	Par (000)	Value

Wisconsin — 0.9%
Wisconsin Health & Educational Facilities Authority, RB, Aurora Health Care, 6.40%, 4/15/33	$1,350	$1,368,833

Wyoming — 0.9%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, 5.25%, 7/15/26	1,200	1,262,880

Total Municipal Bonds – 147.9%		216,647,217

Municipal Bonds Transferred to Tender Option Bond Trusts (j)

Colorado — 2.5%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-7 (AGM), 5.00%, 9/01/36	3,750	3,665,550

Massachusetts — 1.0%
Massachusetts Water Resources Authority, Refunding RB, General, Series A, 5.00%, 8/01/41	1,450	1,479,652

New York — 4.2%
New York City Municipal Water Finance Authority, RB:
Fiscal 2009, Series A, 5.75%, 6/15/40	450	490,860
Series FF-2, 5.50%, 6/15/40	405	431,666
New York City Municipal Water Finance Authority, Refunding RB, Series A, 4.75%, 6/15/30	3,000	3,059,880
New York State Dormitory Authority, RB, New York University, Series A, 5.00%, 7/01/38	2,199	2,228,083

		6,210,489

Ohio — 2.2%
County of Montgomery Ohio, RB, Catholic Health, Series C-1 (AGM), 5.00%, 10/01/41	1,260	1,175,158
Ohio Higher Educational Facility Commission, Refunding RB, Hospital, Cleveland Clinic Health, Series A, 5.25%, 1/01/33	2,000	2,023,200

		3,198,358

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 9.9%		14,554,049

Total Long-Term Investments (Cost – $234,168,382) – 157.8%		231,201,266

BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2011	5

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

FFI Institutional Tax-Exempt Fund, 0.11% (k)(l)	950,207	$950,207

Total Short-Term Securities (Cost – $950,207) – 0.6%		950,207

Total Investments (Cost – $235,118,589*) – 158.4%		232,151,473
Other Assets Less Liabilities – 1.1%		1,684,722
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (5.1)%		(7,406,470)
Preferred Shares, at Redemption Value – (54.5)%		(79,904,121)

Net Assets Applicable to Common Shares – 100.0%		$146,525,604

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$227,062,205

Gross unrealized appreciation	$7,551,046
Gross unrealized depreciation	(9,860,926)

Net unrealized depreciation	$(2,309,880)

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	Non-income producing security.

(e)	Variable rate security. Rate shown is as of report date.

(f)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Morgan Keegan & Co.	$277,516	$1,491

(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(h)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(i)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(j)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(k)	Represents the current yield as of report date.

(l)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2010	Net Activity	Shares Held at May 31, 2011	Income

FFI Institutional Tax-Exempt Fund	4,831,353	(3,881,146)	950,207	$2,419

•	Financial futures contracts sold as of May 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

79	30-Year U.S. Treasury Bond	Chicago Board of Trade	September 2011	$9,412,037	$(554,306)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of May 31, 2011 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	—	$231,201,266	—	$231,201,266
Short-Term Securities	$950,207	—	—	950,207

Total	$950,207	$231,201,266	—	$232,151,473

[1] See above Schedule of Investments for values in each state or political subdivision.

6	BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2011

Schedule of Investments (concluded)	BlackRock Municipal Bond Trust (BBK)

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(554,306)	—	—	$(554,306)

[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2011	7

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Trust

Date: July 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Trust

Date: July 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Bond Trust

Date: July 26, 2011